ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Deferred Financing Fees, Advertising (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Advertising costs	$ 27.5	$ 26.5	$ 33.1
Prepaid advertising costs	1.3	$ 0.7
Senior secured credit facility
Line of Credit Facility [Line Items]
Amount outstanding	$ 650.0